LEASES (Details 2) $ in Thousands	May 31, 2021 USD ($)
Leases [Abstract]
Net minimum lease payments to be received	$ 121
Less: unearned interest income portion	14
Net investment in sales-type leases	107
Less: current portion	44
Net investment in sales-type leases, non-current	$ 63